RELATED PARTY TRANSACTIONS (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Notes Payable, Related Parties	$ 284,896	$ 130,000
Jesse Kaplan [Member]
Notes Payable, Related Parties	142,358	65,000
David Stefansky [Member]
Notes Payable, Related Parties	$ 142,538	$ 65,000